RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2019
RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS
Summary of estimated terms over which right-of-use assets are amortised

Sites for placement of network equipment and base stations inside the buildings	10 years
Sites for placement of network equipment and base stations on land	20 years
Retail stores	Up to 8 years
Administrative offices, warehouses, parking garages	not less than 3 years
Vehicles	4 – 5 years

Summary of net book value of rights-of-use assets

	December 31,
	2019	2018
Sites for placement of network and base station equipment	93,694	92,500
Land and buildings	45,020	53,792
Vehicles and other	103	1,210
Exclusive rights for trademarks	—	1,505
Rights-of-use assets, net	138,817	149,007

Depreciation of the rights-of-use assets for the years ended December 31, 2019 and 2018 included in depreciation and amortization expense  in the accompanying consolidated statement of profit or loss was as follows, whereas RUB 1,644 and RUB 1,388 million, respectively were recognized as part of loss from discontinued operation in the accompanying consolidated statements of profit or loss:

	2019	2018
Sites for network and base station equipment	6,900	7,784
Land and buildings	11,968	10,955
Vehicles and other	404	135
Exclusive rights for trademarks	693	694
Depreciation charge, total	19,965	19,568

Schedule of expenses recognized in respect of variable lease payments not included on the measurement of lease liabilities and short-term leases

	2019	2018

Variable lease payments	691	209
Short-term leases	203	173

Total	894	382

Schedule of capital leases future minimum lease payments and present value of the net minimum lease payments

	December 31,
	2019	2018
Minimum lease payments, including:
Current portion (less than 1 year)	27,650	30,220
More than 1 to 5 years	100,005	107,403
Over 5 years	106,411	116,420
Total minimum lease payments	234,066	254,043
Less amount representing interest	(78,758)	(93,491)
Present value of net minimum lease payments, including:
Current portion (less than 1 year)	15,228	15,812
More than 1 to 5 years	63,016	62,468
Over 5 years	77,064	82,272
Total present value of net minimum lease payments	155,308	160,552
Less current portion of lease obligations	(15,228)	(15,812)
Non-current portion of lease obligations	140,080	144,740